Contents of Significant Accounts - Summary of Net Cash Outflow Arising from Deconsolidation of the Subsidiary (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Net Cash Outflow Arising From Deconsolidation Of Subsidiary [Abstract]
Cash received		$ 4,617
Net cash of subsidiary derecognized		(14,430)
Net cash outflow from deconsolidation	$ (321)	$ (9,813)	$ 0	$ 0